Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	March 31, 2014	December 31, 2013
Buildings	$3,823	$3,815
Mining property and mine development	39,712	39,690
Plant and equipment	110,228	108,627
Rail and rail equipment	20,547	20,421
Transload facilities and equipment	30,514	30,265
Construction-in-progress	3,849	2,683
Property, plant and equipment	208,673	205,501
Less: Accumulated depreciation and depletion	(10,581)	(9,667)
Property, plant and equipment, net	$198,092	$195,834

Depreciation and depletion expense was $1,476 and $565 during the three months ended March 31, 2014 and March 31, 2013, respectively. The Partnership recognized a loss on the replacement of equipment of $191 during the three months ended March 31, 2013.

Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31, 2013	December 31, 2012
	Successor	Successor
Buildings	$3,815	$2,002
Mining property and mine development	39,690	38,892
Plant and equipment	108,627	102,940
Rail and rail equipment	20,421	12,606
Transload facilities and equipment	30,265	—
Construction-in-progress	2,683	1,380
	205,501	157,820
Less: Accumulated depreciation and depletion	(9,667)	(3,293)
	$195,834	$154,527

Depreciation and depletion expense was as follows during the periods presented:

Predecessor Periods
Year ended December 31, 2011	$449
Period from January 1 through August 15, 2012	1,089
Successor Period
Period from August 16 through December 31, 2012	$1,109
Year ended December 31, 2013	6,132